Employee Benefit Plans (Multiemployer Plan) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Multiemployer Plans [Line Items]
Document Fiscal Year Focus	2019
Multiemployer Plans General Nature	The risks of participating in these multiemployer plans are different from single-employer plans in that assets contributed are pooled and may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. Lastly, if we choose to stop participating in some of our multiemployer plans, we may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.
Entity Tax Identification Number	06-0570975
Multiemployer Plans Period Contributions	$ 159	$ 151	$ 145
Multiemployer Plans Period Contributions Other Than Pensions	$ 21	$ 20	19
National Elevator Industry Plan [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	23-2694291
Multiemployer Plans Certified Zone Status	Green	Green
Multiemployer Plans Funding Improvement Plan And Rehabilitation Plan	No
Multiemployer Plans Period Contributions	$ 127	$ 120	114
Multiemployer Plans Surcharge	No
Multiemployer Plans Collective Bargaining Arrangement Expiration Date	Jul. 08, 2022
Multiemployer Plans, Period Contributions, Significance of Contributions [true false]	1	1
Other Funds [Member]
Multiemployer Plans [Line Items]
Multiemployer Plans Period Contributions	$ 32	$ 31	$ 31